Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023
Cost:
Buildings	$2,251	$2,155
Computers and software	1,520	1,397
Machines	634	633
Office furniture and equipment	563	536
Leasehold improvements	1,307	1,299
Motor Vehicles	1,115	851

	$7,390	$6,871

Accumulated Depreciation:
Buildings	$137	$76
Computers and software	1,387	1,315
Machines	599	573
Office furniture and equipment	418	404
Leasehold improvements	856	770
Motor Vehicles	576	465

	$3,973	$3,603

Property and equipment, net	$3,417	$3,268